Management of Financial Risk (Schedule of Company's Liquidity Risk) (Details) - USD ($) $ in Thousands	Nov. 04, 2021	Oct. 05, 2021	Dec. 31, 2021	Dec. 17, 2021	Nov. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other liabilities			$ 3,310			$ 2,523
Cash and cash equivalents			107,097			131,898	$ 83,404
Operating leases			41,655			31,703
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operating leases			12,292			7,367
Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operating leases			13,380			10,209
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operating leases			15,983			14,127
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables			133,805			65,275
Debt			166,000			166,000
Income tax payable			20,563			23,808
Lease obligations			41,655			31,703
Other liabilities			3,310			2,523
Capital commitments			71,759			558
Provisions			56,112			40,350
Total financial liabilities			493,204			330,217
Liquidity risk [member] | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables			133,805			65,275
Income tax payable			20,563			23,808
Lease obligations			12,292			7,367
Capital commitments			66,542			558
Provisions			1,883			433
Total financial liabilities			235,085			97,441
Liquidity risk [member] | Later than one year and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt			46,000			120,000
Lease obligations			11,315			6,166
Other liabilities			3,310			2,523
Capital commitments			5,217
Provisions			5,561			5,444
Total financial liabilities			71,403			134,133
Liquidity risk [member] | Later than three years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt			120,000			46,000
Lease obligations			2,065			4,043
Provisions			23,954			10,692
Total financial liabilities			146,019			60,735
Liquidity risk [member] | Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations			15,983			14,127
Provisions			24,714			23,781
Total financial liabilities			40,697			$ 37,908
Amended Credit Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility, remaining borrowing capacity	$ 120,000	$ 120,000		$ 200,000
Borrowing capacity	$ 120,000	$ 200,000			$ 200,000
Debt term	4 years	4 years
Amended Credit Facility [Member] | After Three Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowing capacity	$ 150,000	$ 150,000
Amended Credit Facility [Member] | Receipt of Extension of San Jose Environmental Impact Authorization [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility, remaining borrowing capacity		$ 200,000
Revolving Credit Facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Credit facility, remaining borrowing capacity			$ 80,000